Borrowings - Terminated Facilities (Details) $ in Thousands								12 Months Ended
	Jul. 16, 2020 USD ($)	Mar. 18, 2020 USD ($)	Jan. 05, 2018 USD ($)	Apr. 05, 2017 USD ($)	Jul. 25, 2016 USD ($)	Jul. 19, 2016 USD ($) item	Apr. 05, 2016 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Nov. 14, 2018 USD ($)	Feb. 18, 2016 USD ($)
Borrowings
Drawn amount										$ 479,984
Amount outstanding								$ 921,946	$ 1,085,758
Unamortized loan fees written off to profit or loss								$ 654	$ 604	$ 1,918
Five Vessel Refinancing
Borrowings
Unamortized loan fees written off to profit or loss	$ 977
Five Vessel Refinancing | GAS-twenty seven Ltd.
Borrowings
Debt assumed from acquired entities												$ 93,896
Five Vessel Refinancing | GAS-nineteen Ltd., GAS-twenty Ltd., GAS-twenty one Ltd and GAS-twenty seven Ltd
Borrowings
Refinance of outstanding debt							$ 535,500
Five-year senior tranche facility
Borrowings
Drawn amount							323,162
Amount outstanding											$ 240,422
Prepayment of debt	221,553
Five-year senior tranche facility | Maximum
Borrowings
Maximum loan facility amount													$ 396,500
Two-year bullet junior tranche facility
Borrowings
Drawn amount							$ 149,792
Prepayment of debt			$ 29,750	$ 120,042
Two-year bullet junior tranche facility | Maximum
Borrowings
Maximum loan facility amount													$ 180,000
Citigroup Global Market Limited, Credit Suisse AG, Nordea Bank AB, Skandinaviska Enskilda Banken AB (publ), HSBC Bank Plc, ING Bank N.V., London Branch, Danmarks Skibskredit A/S, Korea Development Bank and DVB Bank America N.V (Legacy Facility Refinancing)
Borrowings
Maximum loan facility amount						$ 1,050,000
Amount outstanding											$ 201,037
Prepayment of debt	211,846
Unamortized loan fees written off to profit or loss	$ 941
Number of vessels refinanced | item						8
Number of existing credit facilities being refinanced | item						6
Citigroup Global Market Limited, Credit Suisse AG, Nordea Bank AB, Skandinaviska Enskilda Banken AB (publ), HSBC Bank Plc, ING Bank N.V., London Branch, Danmarks Skibskredit A/S, Korea Development Bank and DVB Bank America N.V (Legacy Facility Refinancing) | GAS-seven Ltd.
Borrowings
Debt assumed from acquired entities					$ 122,292
Refinance of outstanding debt					124,000
Citigroup Global Market Limited, Credit Suisse AG, Nordea Bank AB, Skandinaviska Enskilda Banken AB (publ), HSBC Bank Plc, ING Bank N.V., London Branch, Danmarks Skibskredit A/S, Korea Development Bank and DVB Bank America N.V (Legacy Facility Refinancing) | GAS-eight Ltd.
Borrowings
Debt assumed from acquired entities					124,141
Refinance of outstanding debt					$ 127,080
Citigroup Global Market Limited, Credit Suisse AG, Nordea Bank AB, Skandinaviska Enskilda Banken AB (publ), HSBC Bank Plc, ING Bank N.V., London Branch, Danmarks Skibskredit A/S, Korea Development Bank and DVB Bank America N.V (Term loan facility)
Borrowings
Maximum loan facility amount						$ 950,000
Term of debt instrument						5 years
Citigroup Global Market Limited, Credit Suisse AG, Nordea Bank AB, Skandinaviska Enskilda Banken AB (publ), HSBC Bank Plc, ING Bank N.V., London Branch, Danmarks Skibskredit A/S, Korea Development Bank and DVB Bank America N.V (Revolving credit facility)
Borrowings
Maximum loan facility amount						$ 100,000
Drawn amount		$ 25,940